Investments Investment Portfolio by Major Security Type (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Available-for-sale securities, at fair value:
Cost	$ 64,231.8	$ 53,125.7
Gross Unrealized Gains	312.2	13.9
Gross Unrealized Losses	(2,346.8)	(3,551.5)
Net Holding Period Gains (Losses)	(29.1)	(74.5)
Fair Value	$ 62,168.1	$ 49,513.6
% of Total Fair Value	94.20%	92.50%
Equity securities, at fair value:
Cost	$ 1,683.1	$ 2,190.3
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Net Holding Period Gains (Losses)	2,147.4	1,844.4
Fair Value	$ 3,830.5	$ 4,034.7
% of Total Fair Value	5.80%	7.50%
Debt and Equity Securities, at Fair Value
Cost	$ 65,914.9	$ 55,316.0
Gross Unrealized Gains	312.2	13.9
Gross Unrealized Losses	(2,346.8)	(3,551.5)
Net Holding Period Gains (Losses)	2,118.3	1,769.9
Fair value	$ 65,998.6	$ 53,548.3
% of Total Fair Value	100.00%	100.00%
Other Receivable from Broker-Dealer and Clearing Organization	$ 45.6	$ 34.4
Securities held in consolidated non-insurance subsidiary	4,200.0	4,400.0
Nonredeemable preferred stocks
Equity securities, at fair value:
Cost	977.1	1,364.2
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Net Holding Period Gains (Losses)	(75.0)	(151.0)
Fair Value	$ 902.1	$ 1,213.2
% of Total Fair Value	1.40%	2.30%
Common equities
Equity securities, at fair value:
Cost	$ 706.0	$ 826.1
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Net Holding Period Gains (Losses)	2,222.4	1,995.4
Fair Value	$ 2,928.4	$ 2,821.5
% of Total Fair Value	4.40%	5.20%
Fixed maturities
Available-for-sale securities, at fair value:
Cost	$ 62,441.9	$ 50,264.0
Gross Unrealized Gains	312.2	13.9
Gross Unrealized Losses	(2,346.8)	(3,551.5)
Net Holding Period Gains (Losses)	(29.1)	(74.5)
Fair Value	$ 60,378.2	$ 46,651.9
% of Total Fair Value	91.50%	87.10%
Fixed maturities | U.S. government obligations
Available-for-sale securities, at fair value:
Cost	$ 37,823.2	$ 26,770.7
Gross Unrealized Gains	204.1	1.4
Gross Unrealized Losses	(1,157.9)	(1,604.7)
Net Holding Period Gains (Losses)	0.0	0.0
Fair Value	$ 36,869.4	$ 25,167.4
% of Total Fair Value	55.90%	47.00%
Fixed maturities | State and local government obligations
Available-for-sale securities, at fair value:
Cost	$ 2,338.4	$ 2,180.0
Gross Unrealized Gains	2.8	0.0
Gross Unrealized Losses	(138.4)	(202.9)
Net Holding Period Gains (Losses)	0.0	0.0
Fair Value	$ 2,202.8	$ 1,977.1
% of Total Fair Value	3.30%	3.70%
Fixed maturities | Foreign government obligations
Available-for-sale securities, at fair value:
Cost	$ 17.3	$ 16.8
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(1.0)	(1.3)
Net Holding Period Gains (Losses)	0.0	0.0
Fair Value	$ 16.3	$ 15.5
% of Total Fair Value	0.10%	0.10%
Fixed maturities | Corporate debt securities
Available-for-sale securities, at fair value:
Cost	$ 11,446.0	$ 10,125.8
Gross Unrealized Gains	87.2	9.8
Gross Unrealized Losses	(332.3)	(676.1)
Net Holding Period Gains (Losses)	(17.2)	(46.8)
Fair Value	$ 11,183.7	$ 9,412.7
% of Total Fair Value	16.90%	17.60%
Fixed maturities | Residential mortgage-backed securities
Available-for-sale securities, at fair value:
Cost	$ 426.9	$ 696.1
Gross Unrealized Gains	0.2	0.3
Gross Unrealized Losses	(10.0)	(17.5)
Net Holding Period Gains (Losses)	0.1	(12.1)
Fair Value	$ 417.2	$ 666.8
% of Total Fair Value	0.60%	1.20%
Fixed maturities | Commercial mortgage-backed securities
Available-for-sale securities, at fair value:
Cost	$ 4,535.2	$ 5,446.0
Gross Unrealized Gains	2.2	1.5
Gross Unrealized Losses	(597.7)	(784.0)
Net Holding Period Gains (Losses)	0.0	0.0
Fair Value	$ 3,939.7	$ 4,663.5
% of Total Fair Value	6.00%	8.70%
Fixed maturities | Other asset-backed securities
Available-for-sale securities, at fair value:
Cost	$ 5,667.2	$ 4,826.0
Gross Unrealized Gains	15.7	0.9
Gross Unrealized Losses	(107.1)	(260.5)
Net Holding Period Gains (Losses)	(0.4)	(1.8)
Fair Value	$ 5,575.4	$ 4,564.6
% of Total Fair Value	8.40%	8.50%
Fixed maturities | Redeemable preferred stocks
Available-for-sale securities, at fair value:
Cost	$ 187.7	$ 202.6
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(2.4)	(4.5)
Net Holding Period Gains (Losses)	(11.6)	(13.8)
Fair Value	$ 173.7	$ 184.3
% of Total Fair Value	0.30%	0.30%
Short-term investments
Available-for-sale securities, at fair value:
Cost	$ 1,789.9	$ 2,861.7
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Net Holding Period Gains (Losses)	0.0	0.0
Fair Value	$ 1,789.9	$ 2,861.7
% of Total Fair Value	2.70%	5.40%